Income Taxes - Additional Information (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Income Taxes [Line Items]
Statutory tax rate	30.62%	30.62%
Effective tax rate	30.55%	10.34%
Net operating loss carryforwards	¥ 571,000
Unrecognized Tax Benefits	¥ 6,567